Annual Total Returns - Templeton Global Bond VIP Fund [BarChart] - FTVIP Class 2-70 - Templeton Global Bond VIP Fund - Class 2	May 01, 2021
Bar Chart Table:
Annual Return 2011	(0.87%)
Annual Return 2012	15.07%
Annual Return 2013	1.63%
Annual Return 2014	1.83%
Annual Return 2015	(4.30%)
Annual Return 2016	2.94%
Annual Return 2017	1.93%
Annual Return 2018	1.94%
Annual Return 2019	1.63%
Annual Return 2020	(4.92%)